Financial instruments, Derivatives Interest Rate Swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivatives - interest rate swaps [Abstract]
Notional amount	$ 0	$ 311,590
Fair value - financial asset	$ 0	3,759
Swap Pays 2.987% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.987%
Expiries	Apr. 20, 2023
Notional amount	$ 0	37,200
Fair value - financial asset	$ 0	202
Swap Pays 3.012%, [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.012%
Expiries	Apr. 20, 2023
Notional amount	$ 0	37,200
Fair value - financial asset	$ 0	200
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 0	25,609
Fair value - financial asset	$ 0	365
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 0	24,695
Fair value - financial asset	$ 0	351
Swap Pays 2.8665% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8665%
Expiries	Sep. 29, 2023
Notional amount	$ 0	41,120
Fair value - financial asset	$ 0	629
Swap Pays 2.8785% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8785%
Expiries	Jun. 30, 2023
Notional amount	$ 0	35,539
Fair value - financial asset	$ 0	357
Swap Pays 2.885% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.885%
Expiries	Sep. 29, 2023
Notional amount	$ 0	40,478
Fair value - financial asset	$ 0	623
Swap Pays 2.897% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.897%
Expiries	Sep. 30, 2023
Notional amount	$ 0	35,717
Fair value - financial asset	$ 0	544
Swap Pays 3.020% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.02%
Expiries	Sep. 29, 2023
Notional amount	$ 0	34,033
Fair value - financial asset	$ 0	$ 488